Share-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Common Stock [Member]
Share-Based Compensation [Line Items]
Ordinary shares authorized (in Shares)	1,046,508		1,046,508
Stock Option Plan [Member]
Share-Based Compensation [Line Items]
Share-based compensation expense not yet recognized	$ 16		$ 16
Weighted average period			9 months 29 days
Share-based compensation expense	9	$ 101	$ 18	$ 212
Restricted Stock Units [Member]
Share-Based Compensation [Line Items]
Share-based compensation expense not yet recognized	333		$ 333
Weighted average period			3 years 6 months
Share-based compensation expense	$ 149	$ 194	$ 6,722	$ 376